Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	September 30,	December 31,
	2022	2021
Prepaid operating expenses	$172,652	$61,459
Contract manufacturers and research organizations	295,023	441,593
Insurance premiums	1,814,381	1,393,853
Deposits	9,410	9,410
	$2,291,466	$1,906,315

	December 31,	December 31,
	2021	2020
Contract manufacturers and research organizations	$441,593	$—
Insurance premiums	1,393,853	—
Prepaid operating expenses	61,459	—
Deposits	9,410	3,199
	$1,906,315	$3,199